5. Stockholders' Deficit (Details) - Common Stock	12 Months Ended
Dec. 31, 2017 shares
Stock cancelled, shares	18,125,000
Tycoon-Luck Global Ltd.
Stock cancelled, shares	14,875,000
LWH Biomass Sdn Bhd [Member]
Stock cancelled, shares	1,000,000
Yuping Want [Member]
Stock cancelled, shares	1,125,000
Yujie Wang [Member]
Stock cancelled, shares	1,125,000